Income Taxes - Schedule of Classification of deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Deferred tax assets	$ 231	$ 743	$ 188
Deferred tax liabilities	(116)		(25)
Net deferred tax assets	$ 115		$ 163	$ 235